Schedule I - Financial Information of Parent Company (Tables) (Parent Company [Member])	12 Months Ended
Dec. 31, 2012
Parent Company [Member]
Schedule of Condensed Balance Sheet [Table Text Block]
	December 31,
	2011	2012
Assets

Current assets:
Cash and cash equivalents	$2,703,639	$2,941,180
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	3,213,777	3,309,214
Prepaid expenses and other current assets	131,022	104,116
Dividends receivable	27,205,250	19,463,347

Total current assets	33,253,688	25,817,857

Investments in subsidiaries, VIEs and VIE’s subsidiaries	58,968,066	63,446,732
Rental Deposits	-	66,622

Total assets	$92,221,754	$89,331,211

Liabilities and shareholders' equity

Current liabilities:
Accrued expenses and other current liabilities	261,874	251,649
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	1,018,731	9,114,380

Total current liabilities	$1,280,605	$9,366,029

Shareholders' equity
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,935,383 and 110,955,383 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	14,325	14,328
Additional paid-in capital	80,446,578	81,163,243
Accumulated other comprehensive income	10,927,248	11,089,820
Retained deficits	(447,002)	(12,302,209)

Total shareholders' equity	90,941,149	79,965,182

Total liabilities and shareholders' equity	$92,221,754	$89,331,211

Schedule of Condensed Income Statement [Table Text Block]
	December 31,
	2010	2011	2012

Cost of revenues	$139,276	$43,976	$4,245

Gross loss	(139,276)	(43,976)	(4,245)
Operating expenses:
General and administrative	760,786	1,428,893	1,445,591
Product development	53,202	75,482	68,961
Sales and marketing	-	-	43,018
Share-based compensation	4,420,572	945,868	207,677
Loss from impairment of goodwill	-	50,534	-

Total operating expenses	5,234,560	2,500,777	1,765,247

Interest income	2,249	1,402	2,180
Equity in earnings (deficits) of subsidiaries, VIEs and VIE’s subsidiaries	6,500,738	(16,643,739)	(9,674,955)
Exchange gain (loss)	830,971	1,339,752	(413,004)
Other income	-	-	64
Loss from impairment of cost method investment	-	(1,479,571)	-

Net income (loss)	$1,960,122	$(19,326,909)	$(11,855,207)

Other comprehensive income, net of tax:
Changes in foreign currency translation adjustment	$1,688,217	$2,928,723	$130,115
Net unrealized income (loss) on available-for-sale securities, net of tax effects of nil, ($5,728) and $5,728 for 2010, 2011 and 2012, respectively	-	(32,457)	(13,110)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil and nil for 2010, 2011 and 2012, respectively	-	-	45,567

Other comprehensive income, net of tax	1,688,217	2,896,266	162,572

Comprehensive income (loss)	$3,648,339	$(16,430,643)	$(11,692,635)

Schedule of Stockholders Equity [Table Text Block]
			Additional	Accumulated other		Total
	Ordinary shares		paid-in	comprehensive	Retained	shareholders'
	Shares	Amount	capital	income (loss)	earnings	equity

Balance as of January 1, 2010	110,250,163	$14,237	$74,130,609	$6,342,765	$16,919,785	$97,407,396

Exercise of share options by employees	637,720	82	717,175	-	-	717,257
Share-based compensation	-	-	4,420,572	-	-	4,420,572
Equity pick up from compensation of a subsidiary	-	-	84,234	-	-	84,234
Acquisition of noncontrolling interest of CFO Securities Consulting	-	-	(377,893)	-	-	(377,893)
Foreign currency translation adjustment	-	-	-	1,688,217	-	1,688,217
Net income	-	-	-	-	1,960,122	1,960,122

Balance as of December 31, 2010	110,887,883	14,319	78,974,697	8,030,982	18,879,907	105,899,905

Exercise of share options by employees	47,500	6	22,019	-	-	22,025
Share-based compensation	-	-	945,868	-	-	945,868
Equity pick up from compensation of a subsidiary	-	-	503,994	-	-	503,994
Net unrealized losses on available-for-sale securities, net of tax effects of $(5,728)	-	-	-	(32,457)	-	(32,457)
Foreign currency translation adjustment	-	-	-	2,928,723	-	2,928,723
Net loss	-	-	-	-	(19,326,909)	(19,326,909)

Balance as of December 31, 2011	110,935,383	14,325	80,446,578	10,927,248	(447,002)	90,941,149

Exercise of share options by employees	20,000	3	3,197	-	-	3,200
Share-based compensation	-	-	207,677	-	-	207,677
Equity pick up from compensation of a subsidiary	-	-	505,791	-	-	505,791
Net unrealized losses on available-for-sale securities, net of tax effects of $5,728	-	-	-	(13,110)	-	(13,110)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil	-	-	-	45,567	-	45,567
Foreign currency translation adjustment	-	-	-	130,115	-	130,115
Net income	-	-	-	-	(11,855,207)	(11,855,207)

Balance as of December 31, 2012	110,955,383	$14,328	$81,163,243	$11,089,820	$(12,302,209)	$79,965,182

Schedule of Condensed Cash Flow Statement [Table Text Block]
	December 31,
	2010	2011	2012
Operating activities:
Net income (loss)	$1,960,122	$(19,326,909)	$(11,855,207)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	4,420,572	945,868	207,677
Loss from impairment of cost method investment	-	1,479,571	-
Loss from impairment of goodwill	-	50,534	-
Equity in earnings (deficits) of subsidiaries, VIEs and VIE’s subsidiaries	(6,500,738)	16,643,739	9,674,955
Changes in assets and liabilities:
Prepaid expenses and other current assets	(78,804)	(31,865)	26,907
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	(1,845,474)	(902,476)	317,359
Rental Deposits	-	-	(66,622)
Accrued expenses and other current liabilities	(53,454)	(52,029)	(10,225)
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	568,289	307,870	8,095,649

Net cash used in operating activities	(1,529,487)	(885,697)	6,390,493

Investing activities:
Dividend received from subsidiaries	-	759,301	4,171,269
Capital injection to subsidiaries	-	-	(10,327,422)

Net cash provided by investing activities	-	759,301	(6,156,153)

Financing activities:
Proceeds from stock options exercised by employees	717,257	22,025	3,200

Net cash provided by financing activities	717,257	22,025	3,200

Effect of exchange rate changes	2	-	1

Net increase (decrease) in cash and cash equivalents	(812,228)	(104,371)	237,541
Cash and cash equivalents, beginning of year	3,620,238	2,808,010	2,703,639

Cash and cash equivalents, end of year	$2,808,010	$2,703,639	$2,941,180